SEGMENT FINANCIAL DATA - Schedule of Net Sales and Geographic External Sales (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment									4
Net sales	$ 5,148	$ 5,984	$ 5,934	$ 5,420	$ 4,316	$ 4,935	$ 5,182	$ 4,518	$ 22,486	$ 18,951	$ 17,288
Research and development									(686)	(493)	(416)
Selling, general and administrative									(3,197)	(2,607)	(1,977)
Equity method investment net earnings									231	211	262
Other income (expense), net									317	(113)	1,818
Operating profit	774	$ 763	$ 724	$ 385	539	$ 510	$ 651	$ 460	2,646	2,160	3,984
Segment Assets	4,950				3,903				4,950	3,903
Cash and cash equivalents	3,969				9,852				3,969	9,852	3,298
Other assets, current	972				728				972	728
Assets held for sale	0				5,093				0	5,093
Total current assets	9,891				19,576				9,891	19,576
Capital Expenditures									519	439	317
Depreciation & Amortization									1,232	491	328
Fixed assets, net	2,999				2,160				2,999	2,160
United States Operations
Segment Reporting Information [Line Items]
Net sales									11,294	10,457	9,997
Fixed assets, net	807				795				807	795
Europe
Segment Reporting Information [Line Items]
Net sales									6,687	3,910	3,591
Fixed assets, net	1,253				450				1,253	450
Asia Pacific
Segment Reporting Information [Line Items]
Net sales									3,817	3,949	3,090
Fixed assets, net	486				499				486	499
Other
Segment Reporting Information [Line Items]
Net sales									688	635	610
Fixed assets, net	453				416				453	416
Operating Segments
Segment Reporting Information [Line Items]
Net sales									22,486	18,951	17,288
Cost of goods sold									(15,484)	(13,590)	(12,885)
Research and development									(620)	(448)	(381)
Selling, general and administrative									(2,913)	(2,305)	(1,839)
Equity method investment net earnings									232	212	262
Other income (expense), net									42	43	28
Operating profit									3,743	2,863	2,473
Segment Assets	4,765				3,876				4,765	3,876
Capital Expenditures									475	346	268
Depreciation & Amortization									1,195	451	294
Operating Segments | CSA
Segment Reporting Information [Line Items]
Net sales									10,527	9,615	9,153
Cost of goods sold									(6,997)	(6,629)	(6,607)
Research and development									(390)	(294)	(257)
Selling, general and administrative									(962)	(974)	(809)
Equity method investment net earnings									135	145	105
Other income (expense), net									10	(32)	(28)
Operating profit									2,323	1,831	1,557
Segment Assets	1,405				1,371				1,405	1,371
Capital Expenditures									198	179	142
Depreciation & Amortization									134	120	105
Operating Segments | CSE
Segment Reporting Information [Line Items]
Net sales									4,984	1,937	1,631
Cost of goods sold									(3,368)	(1,410)	(1,267)
Research and development									(81)	(28)	(14)
Selling, general and administrative									(1,062)	(327)	(262)
Equity method investment net earnings									(1)	0	2
Other income (expense), net									(3)	5	6
Operating profit									469	177	96
Segment Assets	1,590				718				1,590	718
Capital Expenditures									197	63	53
Depreciation & Amortization									813	56	55
Operating Segments | CSAME
Segment Reporting Information [Line Items]
Net sales									3,500	3,581	2,621
Cost of goods sold									(2,579)	(2,697)	(2,118)
Research and development									(69)	(52)	(30)
Selling, general and administrative									(520)	(573)	(353)
Equity method investment net earnings									92	61	149
Other income (expense), net									42	41	28
Operating profit									466	361	297
Segment Assets	952				954				952	954
Capital Expenditures									48	74	41
Depreciation & Amortization									213	241	103
Operating Segments | CST
Segment Reporting Information [Line Items]
Net sales									3,475	3,818	3,883
Cost of goods sold									(2,540)	(2,854)	(2,893)
Research and development									(80)	(74)	(80)
Selling, general and administrative									(369)	(431)	(415)
Equity method investment net earnings									6	6	6
Other income (expense), net									(7)	29	22
Operating profit									485	494	523
Segment Assets	818				833				818	833
Capital Expenditures									32	30	32
Depreciation & Amortization									35	34	31
Corporate and other
Segment Reporting Information [Line Items]
Segment Assets	$ 185				$ 27				185	27
Capital Expenditures									44	93	49
Depreciation & Amortization									$ 37	$ 40	$ 34